Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000108407 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108407 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108407 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108407 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108407 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108407 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108407 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108407 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108407 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108407 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000108407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000108407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108407 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108407 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108407 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000108407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000108407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000108407 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000108407 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.00%
C000108407 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000108408 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108408 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108408 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108408 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108408 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108408 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108408 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108408 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108408 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108408 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108408 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000108408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000108408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000108408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000108408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000108408 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000108408 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.00%
C000108408 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000142551 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142551 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142551 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142551 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142551 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142551 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142551 | 620076307 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142551 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142551 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142551 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142551 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142551 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000142551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000142551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000142551 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000142551 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.00%
C000142551 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000142728 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142728 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142728 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142728 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000142728 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142728 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142728 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142728 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142728 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142728 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000142728 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000142728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000142729 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142729 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142729 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142729 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000142729 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142729 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142729 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142729 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142729 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142729 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142729 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000142729 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000142729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000142730 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142730 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142730 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142730 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000142730 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142730 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142730 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142730 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142730 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142730 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142730 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000142730 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000142730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000102754 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000102754 | 912797NA1 | UNITED STATES TREAS BILLS DT 103124-103025
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000102754 | 040413205 | Arista Networks Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102754 | M7518J104 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102754 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102754 | 09581B103 | Blue Owl Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102754 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102754 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102754 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102754 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102754 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102754 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000102754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000102754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000102754 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000102754 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102754 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000102754 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.00%
C000102754 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	18.20%
C000102754 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	11.80%
C000102755 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000102755 | 912797NA1 | UNITED STATES TREAS BILLS DT 103124-103025
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000102755 | 040413205 | Arista Networks Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102755 | M7518J104 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102755 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102755 | 09581B103 | Blue Owl Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102755 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102755 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102755 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102755 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000102755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102755 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000102755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000102755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000102755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000102755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102755 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000102755 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.00%
C000102755 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	18.20%
C000102755 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	11.80%
C000142548 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000142548 | 912797NA1 | UNITED STATES TREAS BILLS DT 103124-103025
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000142548 | 040413205 | Arista Networks Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142548 | M7518J104 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142548 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142548 | 09581B103 | Blue Owl Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142548 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142548 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142548 | 58506Q109 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142548 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000142548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142548 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000142548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000142548 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000142548 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142548 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000142548 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	70.00%
C000142548 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	18.20%
C000142548 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	11.80%
C000111981 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000111981 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111981 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111981 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111981 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111981 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111981 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111981 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | 70959W103 | Penske Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000111981 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000111981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000111981 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000111981 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111981 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111981 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000111981 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000111982 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000111982 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111982 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111982 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111982 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111982 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111982 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111982 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | 70959W103 | Penske Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111982 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000111982 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111982 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000111982 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000111982 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000111982 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000111982 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111982 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000111982 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000142553 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142553 | 384802104 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142553 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142553 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142553 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142553 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142553 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142553 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | 70959W103 | Penske Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000142553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000142553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000142553 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000142553 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142553 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
C000142553 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000102760 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102760 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102760 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102760 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102760 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 7110753 | Holcim A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102760 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102760 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102760 | 45262P102 | Imperial Brands plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102760 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000102760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000102760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000102760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000102760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000102760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000102760 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102760 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102760 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.90%
C000102760 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000102760 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000102760 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000102761 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102761 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102761 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102761 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102761 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 7110753 | Holcim A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102761 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102761 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102761 | 45262P102 | Imperial Brands plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102761 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102761 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000102761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000102761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000102761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000102761 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102761 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000102761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000102761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102761 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102761 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.90%
C000102761 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000102761 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000102761 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142550 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142550 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142550 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142550 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142550 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 7110753 | Holcim A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142550 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142550 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142550 | 45262P102 | Imperial Brands plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142550 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000142550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000142550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142550 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000142550 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000142550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000142550 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142550 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142550 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142550 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.90%
C000142550 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142550 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000142550 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%